Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0000063296
Registrant Name	MATTHEWS INTERNATIONAL CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES